Schedule of Investments (unaudited) March 31, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.5%

Building Products — 5.0%
Johnson Controls International PLC(a)	229,869	$8,491,361
Kingspan Group PLC	117,825	5,459,642
Sika AG, Registered Shares	25,300	3,538,258

		17,489,261

Chemicals — 8.1%
Air Liquide SA	56,404	7,178,052
Johnson Matthey PLC	151,375	6,207,748
Linde PLC	42,202	7,430,585
Umicore SA	161,500	7,187,959

		28,004,344

Construction & Engineering — 4.4%
Eiffage SA	49,850	4,791,973
Vinci SA	108,650	10,571,843

		15,363,816

Electric Utilities — 32.7%
American Electric Power Co., Inc.(a)	66,820	5,596,175
Duke Energy Corp.(a)	96,718	8,704,620
Edison International	44,140	2,733,149
Enel SpA	2,791,617	17,888,136
Eversource Energy(a)	42,720	3,030,984
Exelon Corp.(a)(b)	207,658	10,409,896
FirstEnergy Corp.(a)	202,980	8,445,998
Fortis, Inc.	144,250	5,335,807
Iberdrola SA	1,261,489	11,075,578
NextEra Energy, Inc.(a)(b)	172,845	33,414,395
PPL Corp.(a)	97,710	3,101,315
Xcel Energy, Inc.(a)	71,400	4,013,394

		113,749,447

Electrical Equipment — 9.5%
ABB Ltd., Registered Shares	336,378	6,322,024
First Solar, Inc.(a)(c)	72,600	3,836,184
Schneider Electric SE	143,082	11,230,300
Siemens Gamesa Renewable Energy SA(c)	353,566	5,635,750
Vestas Wind Systems A/S	70,560	5,947,232

		32,971,490

Independent Power and Renewable Electricity Producers — 6.9%
China Longyuan Power Group Corp. Ltd., Class H	12,874,999	8,970,545
EDP Renovaveis SA	1,566,700	14,938,293

		23,908,838

Security	Shares	Value

Machinery — 1.4%
Kone OYJ, Class B	99,207	$5,010,765

Multi-Utilities — 16.0%
CMS Energy Corp.(a)	127,700	7,092,458
Dominion Energy, Inc.(a)	89,348	6,849,418
DTE Energy Co.	25,270	3,152,180
National Grid PLC	1,241,374	13,779,652
Public Service Enterprise Group, Inc.(a)	181,632	10,790,757
RWE AG	219,750	5,900,775
Sempra Energy(a)	37,050	4,663,113
WEC Energy Group, Inc.(a)	42,980	3,398,858

		55,627,211

Oil, Gas & Consumable Fuels — 12.6%
Enbridge, Inc.(a)	270,290	9,800,715
Enterprise Products Partners LP(a)	130,403	3,794,727
ONEOK, Inc.(a)	59,551	4,159,042
TransCanada Corp.	253,150	11,369,823
Williams Cos., Inc.(a)	515,605	14,808,176

		43,932,483

Semiconductors & Semiconductor Equipment — 2.9%
Infineon Technologies AG	150,229	2,982,409
ON Semiconductor Corp.(a)(c)	161,900	3,330,283
Texas Instruments, Inc.(a)	34,070	3,613,805

		9,926,497

Total Long-Term Investments — 99.5% (Cost — $273,615,055)		345,984,152

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(d)(e)	4,443,394	4,443,394

Total Short-Term Securities — 1.3% (Cost — $4,443,394)		4,443,394

Total Investments Before Options Written — 100.8% (Cost — $278,058,449)		350,427,546

Options Written — (0.9)% (Premiums Received — $2,070,257)		(3,172,063)

Total Investments, Net of Options Written — 99.9% (Cost — $275,988,192)		347,255,483

Other Assets Less Liabilities — 0.1%		454,034

Net Assets — 100.0%		$347,709,517

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

(d)	Annualized 7-day yield as of period end.
(e)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,797,799	(5,354,405)	4,443,394	$4,443,394	$34,171	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

USD — United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eversource Energy	35	04/03/19	USD	70.55	USD	248	$(2,298)
Johnson Controls International PLC	88	04/04/19	USD	36.38	USD	325	(5,871)
Public Service Enterprise Group, Inc.	250	04/04/19	USD	56.50	USD	1,485	(73,261)
Xcel Energy, Inc.	124	04/04/19	USD	54.24	USD	697	(24,842)
Enterprise Products Partners LP	124	04/05/19	USD	28.00	USD	361	(13,950)
FirstEnergy Corp.	104	04/05/19	USD	41.00	USD	433	(7,913)
Williams Cos., Inc.	120	04/05/19	USD	27.50	USD	345	(15,360)
NextEra Energy, Inc.	212	04/09/19	USD	184.87	USD	4,098	(184,864)
Enterprise Products Partners LP	232	04/12/19	USD	28.00	USD	675	(27,260)
FirstEnergy Corp.	159	04/12/19	USD	40.75	USD	662	(17,190)
Williams Cos., Inc.	120	04/12/19	USD	27.00	USD	345	(21,780)
American Electric Power Co., Inc.	121	04/18/19	USD	82.50	USD	1,013	(23,293)
CMS Energy Corp.	223	04/18/19	USD	55.00	USD	1,239	(23,415)
Dominion Energy, Inc.	156	04/18/19	USD	75.00	USD	1,196	(33,930)
Dominion Energy, Inc.	156	04/18/19	USD	77.50	USD	1,196	(10,140)
Duke Energy Corp.	176	04/18/19	USD	92.50	USD	1,584	(4,400)
Enbridge, Inc.	335	04/18/19	USD	37.50	USD	1,215	(6,700)
Enterprise Products Partners LP	15	04/18/19	USD	29.00	USD	44	(750)
Eversource Energy	139	04/18/19	USD	70.00	USD	986	(20,155)
Exelon Corp.	323	04/18/19	USD	49.00	USD	1,619	(46,028)

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
First Solar, Inc.	84	04/18/19	USD	52.50	USD	444	$(14,406)
FirstEnergy Corp.	107	04/18/19	USD	40.00	USD	445	(18,993)
FirstEnergy Corp.	141	04/18/19	USD	42.00	USD	587	(5,640)
NextEra Energy, Inc.	212	04/18/19	USD	190.00	USD	4,098	(96,460)
ON Semiconductor Corp.	230	04/18/19	USD	23.00	USD	473	(1,725)
ONEOK, Inc.	156	04/18/19	USD	67.50	USD	1,090	(44,460)
Public Service Enterprise Group, Inc.	385	04/18/19	USD	55.50	USD	2,287	(155,191)
Sempra Energy	135	04/18/19	USD	125.00	USD	1,699	(28,350)
TransCanada Corp.	240	04/18/19	CAD	60.50	CAD	1,440	(9,518)
WEC Energy Group, Inc.	41	04/18/19	USD	75.00	USD	324	(18,450)
WEC Energy Group, Inc.	41	04/18/19	USD	80.00	USD	324	(2,767)
Williams Cos., Inc.	278	04/18/19	USD	28.00	USD	798	(28,634)
Johnson Controls International PLC	177	04/23/19	USD	36.70	USD	654	(15,206)
Xcel Energy, Inc.	125	04/24/19	USD	56.82	USD	703	(10,090)
PPL Corp.	341	04/25/19	USD	32.83	USD	1,082	(5,291)
Williams Cos., Inc.	248	04/25/19	USD	27.90	USD	712	(30,458)
Enterprise Products Partners LP	51	04/26/19	USD	29.00	USD	148	(2,805)
First Solar, Inc.	86	04/26/19	USD	57.00	USD	454	(7,224)
Texas Instruments, Inc.	60	04/26/19	USD	108.00	USD	636	(14,730)
WEC Energy Group, Inc.	68	04/26/19	USD	77.00	USD	538	(19,933)
FirstEnergy Corp.	55	04/29/19	USD	40.75	USD	229	(7,531)
Johnson Controls International PLC	225	04/30/19	USD	35.86	USD	831	(31,795)
Enterprise Products Partners LP	17	05/03/19	USD	29.20	USD	49	(626)
Williams Cos., Inc.	512	05/03/19	USD	29.00	USD	1,470	(30,720)
Duke Energy Corp.	162	05/07/19	USD	91.01	USD	1,458	(17,412)
FirstEnergy Corp.	37	05/08/19	USD	41.93	USD	154	(1,776)
Williams Cos., Inc.	278	05/10/19	USD	29.00	USD	798	(18,904)
CMS Energy Corp.	223	05/17/19	USD	55.00	USD	1,239	(31,778)
Enterprise Products Partners LP	17	05/17/19	USD	29.00	USD	49	(1,105)
First Solar, Inc.	84	05/17/19	USD	60.00	USD	444	(7,182)
FirstEnergy Corp.	107	05/17/19	USD	42.00	USD	445	(8,025)
Johnson Controls International PLC	225	05/17/19	USD	36.40	USD	831	(33,866)
NextEra Energy, Inc.	180	05/17/19	USD	191.25	USD	3,480	(107,501)
ON Semiconductor Corp.	336	05/17/19	USD	23.00	USD	691	(11,760)
ONEOK, Inc.	52	05/17/19	USD	70.00	USD	363	(8,970)
Texas Instruments, Inc.	59	05/17/19	USD	110.00	USD	626	(11,800)
TransCanada Corp.	240	05/17/19	CAD	60.00	CAD	1,440	(24,784)
Williams Cos., Inc.	248	05/17/19	USD	28.00	USD	712	(33,728)
Johnson Controls International PLC	89	05/28/19	USD	36.90	USD	329	(12,050)

							$(1,495,044)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EDP Renovaveis SA	Credit Suisse International	20,000	04/02/19	EUR	7.96	EUR	170	$(12,023)
EDP Renovaveis SA	Credit Suisse International	18,000	04/03/19	EUR	7.89	EUR	153	(12,402)
Gamesa Corp. Tecnologica SA	Goldman Sachs International	73,700	04/03/19	EUR	13.66	EUR	1,047	(45,977)
Kone OYJ, Class B	Goldman Sachs International	8,100	04/03/19	EUR	44.46	EUR	365	(7,512)
Schneider Electric SE	UBS AG	23,200	04/03/19	EUR	68.12	EUR	1,623	(56,004)
Umicore SA	Morgan Stanley & Co. International PLC	43,500	04/03/19	EUR	38.44	EUR	1,726	(68,574)
EDP Renovaveis SA	Credit Suisse International	35,000	04/05/19	EUR	8.35	EUR	298	(6,500)
EDP Renovaveis SA	Credit Suisse International	20,000	04/09/19	EUR	8.43	EUR	170	(2,710)
Kingspan Group PLC	Goldman Sachs International	30,700	04/09/19	EUR	40.77	EUR	1,268	(42,185)
RWE AG	Goldman Sachs International	29,500	04/09/19	EUR	22.07	EUR	706	(63,397)
RWE AG	UBS AG	13,500	04/09/19	EUR	22.02	EUR	323	(29,779)
Schneider Electric SE	Deutsche Bank AG	5,900	04/09/19	EUR	70.03	EUR	413	(8,472)
EDP Renovaveis SA	Credit Suisse International	18,000	04/10/19	EUR	7.89	EUR	153	(12,390)
Infineon Technologies AG	UBS AG	22,100	04/10/19	EUR	20.24	EUR	391	(11)
Johnson Matthey PLC	Credit Suisse International	24,400	04/10/19	GBP	30.99	GBP	768	(28,376)
Vinci SA	UBS AG	19,000	04/10/19	EUR	83.18	EUR	1,648	(80,290)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	1,073,000	04/11/19	HKD	6.26	HKD	5,869	(26)
Umicore SA	Goldman Sachs International	6,500	04/11/19	EUR	39.43	EUR	258	(6,845)
EDP Renovaveis SA	Credit Suisse International	35,000	04/12/19	EUR	8.43	EUR	298	(5,015)
ABB Ltd.	UBS AG	31,000	04/16/19	CHF	20.87	CHF	580	(486)
China Longyuan Power Group Corp. Ltd., Class H	UBS AG	1,267,000	04/16/19	HKD	6.09	HKD	6,930	(2,636)
EDP Renovaveis SA	Credit Suisse International	20,000	04/16/19	EUR	8.01	EUR	170	(10,961)
Enel SpA	Credit Suisse International	729,200	04/16/19	EUR	5.41	EUR	4,164	(258,151)
Iberdrola SA	Goldman Sachs International	147,000	04/16/19	EUR	7.48	EUR	1,151	(60,225)
National Grid PLC	Credit Suisse International	193,900	04/16/19	GBP	8.84	GBP	1,652	(12,077)
Umicore SA	Goldman Sachs International	6,500	04/16/19	EUR	41.19	EUR	258	(2,289)
Infineon Technologies AG	Goldman Sachs International	23,500	04/17/19	EUR	19.64	EUR	416	(1,286)
EDP Renovaveis SA	Credit Suisse International	20,000	04/18/19	EUR	8.43	EUR	170	(3,314)
ABB Ltd.	Goldman Sachs International	54,100	04/23/19	CHF	19.54	CHF	1,012	(7,694)
Iberdrola SA	Goldman Sachs International	36,000	04/23/19	EUR	7.81	EUR	282	(5,722)
Schneider Electric SE	Goldman Sachs International	15,100	04/23/19	EUR	70.96	EUR	1,057	(24,526)
American Electric Power Co., Inc.	Citibank N.A.	11,200	04/24/19	USD	83.83	USD	938	(13,539)
EDP Renovaveis SA	Credit Suisse International	25,000	04/24/19	EUR	8.19	EUR	213	(9,274)
Vinci SA	Goldman Sachs International	19,000	04/24/19	EUR	86.25	EUR	1,648	(27,380)
Arlington Asset Investment Corp.	Goldman Sachs International	13,200	04/25/19	EUR	113.51	EUR	1,498	(25,118)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	2,166,200	04/25/19	HKD	5.59	HKD	11,849	(43,515)
Kingspan Group PLC	UBS AG	10,500	04/25/19	EUR	42.41	EUR	434	(8,706)
TransCanada Corp.	Credit Suisse International	25,800	04/25/19	CAD	61.21	CAD	1,549	(7,555)
Enel SpA	Credit Suisse International	158,500	04/26/19	EUR	5.59	EUR	905	(30,445)
Iberdrola SA	Credit Suisse International	38,300	04/26/19	EUR	7.81	EUR	300	(6,411)
Linde PLC	Credit Suisse International	9,200	04/26/19	EUR	159.31	EUR	1,444	(25,510)
EDP Renovaveis SA	Credit Suisse International	25,000	04/30/19	EUR	8.19	EUR	213	(7,915)
Fortis, Inc.	Barclays Bank PLC	25,400	04/30/19	USD	36.63	USD	940	(20,892)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enel SpA	Goldman Sachs International	89,400	05/02/19	EUR	5.57	EUR	510	$(19,607)
TransCanada Corp.	Credit Suisse International	14,800	05/02/19	CAD	58.96	CAD	888	(21,134)
Eiffage SA	Morgan Stanley & Co. International PLC	8,700	05/07/19	EUR	85.24	EUR	746	(24,681)
Exelon Corp.	UBS AG	30,300	05/07/19	USD	49.75	USD	1,519	(37,249)
Linde PLC	Goldman Sachs International	5,500	05/07/19	EUR	155.49	EUR	863	(30,011)
National Grid PLC	Goldman Sachs International	106,100	05/07/19	GBP	9.09	GBP	904	(7,880)
Schneider Electric SE	Goldman Sachs International	5,900	05/07/19	EUR	69.41	EUR	413	(10,766)
Vestas Wind Systems A/S	Goldman Sachs International	24,700	05/07/19	DKK	576.78	DKK	13,856	(51,194)
EDP Renovaveis SA	Credit Suisse International	25,000	05/08/19	EUR	8.44	EUR	213	(4,069)
Enbridge, Inc.	Barclays Bank PLC	30,600	05/08/19	USD	37.40	USD	1,110	(14,037)
Kone OYJ, Class B	Goldman Sachs International	13,300	05/08/19	EUR	44.63	EUR	599	(23,211)
RWE AG	Credit Suisse International	33,900	05/08/19	EUR	23.87	EUR	812	(22,526)
Sika AG, Registered Shares	UBS AG	4,500	05/08/19	CHF	137.87	CHF	627	(17,557)
Exelon Corp.	Bank of America N.A.	10,000	05/10/19	USD	49.72	USD	501	(12,895)
DTE Energy Co.	Barclays Bank PLC	8,800	05/13/19	USD	124.75	USD	1,098	(21,327)
Enbridge, Inc.	Barclays Bank PLC	30,600	05/13/19	USD	37.40	USD	1,110	(15,609)
EDP Renovaveis SA	Credit Suisse International	25,000	05/14/19	EUR	8.50	EUR	213	(3,676)
Gamesa Corp. Tecnologica SA	Credit Suisse International	50,000	05/14/19	EUR	14.56	EUR	711	(21,506)
Iberdrola SA	Goldman Sachs International	220,200	05/14/19	EUR	7.96	EUR	1,724	(28,795)
Kone OYJ, Class B	UBS AG	13,300	05/14/19	EUR	45.55	EUR	599	(16,450)
ABB Ltd.	Goldman Sachs International	32,700	05/15/19	CHF	18.36	CHF	612	(14,336)
Arlington Asset Investment Corp.	Credit Suisse International	6,500	05/15/19	EUR	113.72	EUR	737	(17,439)
Eiffage SA	Morgan Stanley & Co. International PLC	8,700	05/15/19	EUR	85.24	EUR	746	(27,221)
Infineon Technologies AG	Goldman Sachs International	7,000	05/15/19	EUR	19.24	EUR	124	(1,935)
Johnson Matthey PLC	UBS AG	28,500	05/15/19	GBP	32.05	GBP	897	(35,132)
Sika AG, Registered Shares	UBS AG	4,400	05/15/19	CHF	137.87	CHF	613	(17,803)
National Grid PLC	Goldman Sachs International	134,400	05/21/19	GBP	9.10	GBP	1,145	(14,491)
EDP Renovaveis SA	Credit Suisse International	25,000	05/22/19	EUR	8.50	EUR	213	(4,046)
Fortis, Inc.	Bank of America N.A.	25,000	05/28/19	USD	37.25	USD	925	(14,709)
EDP Renovaveis SA	Credit Suisse International	25,000	05/30/19	EUR	8.50	EUR	213	(4,389)
EDP Renovaveis SA	Credit Suisse International	25,000	06/05/19	EUR	8.67	EUR	213	(2,846)
EDP Renovaveis SA	Credit Suisse International	25,000	06/05/19	EUR	8.43	EUR	213	(5,474)
EDP Renovaveis SA	Goldman Sachs International	25,000	06/12/19	EUR	8.48	EUR	213	(5,075)
EDP Renovaveis SA	Goldman Sachs International	25,000	06/19/19	EUR	8.59	EUR	213	(3,828)

								$(1,677,019)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Building Products	$8,491,361	$8,997,900	$—	$17,489,261
Chemicals	—	28,004,344	—	28,004,344
Construction & Engineering	—	15,363,816	—	15,363,816
Electric Utilities	84,785,733	28,963,714	—	113,749,447
Electrical Equipment	3,836,184	29,135,306	—	32,971,490
Independent Power and Renewable Electricity Producers	14,938,293	8,970,545	—	23,908,838
Machinery	—	5,010,765	—	5,010,765
Multi-Utilities	35,946,784	19,680,427	—	55,627,211
Oil, Gas & Consumable Fuels	43,932,483	—	—	43,932,483
Semiconductors & Semiconductor Equipment	6,944,088	2,982,409	—	9,926,497
Short-Term Securities	4,443,394	—	—	4,443,394

	$203,318,320	$147,109,226	$—	$350,427,546

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(720,561)	$(2,451,502)	$—	$(3,172,063)

(a)	Derivative financial instruments are options written which are shown at value.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1 (a)	Transfers Out of Level 1 (b)	Transfers into Level 2 (b)	Transfers Out of Level 2 (a)
Assets:
Long-Term Investments:
Common Stocks:
Chemicals	$—	$(5,687,308)	$5,687,308	$—
Independent Power and Renewable Electricity Producers	14,046,921	—	—	(14,046,921)

	$14,046,921	$(5,687,308)	$5,687,308	$(14,046,921)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

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